Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Lease Liabilities [Abstract]
Schedule of future minimum rental payments for operating leases
Year ending March 31,	RMB
2024	804
2025	201
Total	1,005

Schedule of lease expense
	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Operating lease cost	1,016	2,265	3,289
Short-term lease cost	1,163	973	—
Lease cost	2,179	3,238	3,289

Schedule of cash flow supplemental disclosures
	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	1,325	1,249	4,514

Schedule of lease liabilities
	RMB	USD
2024	4,575	666
2025	4,575	666
2026 and after	7,356	1,071
Total lease payments	16,506	2,403
Less: Interest	(1,957)	(285)
Present value of lease liabilities	14,549	2,118
Less current portion, record in current liabilities	(3,673)	(535)
Present value of lease liabilities	10,876	1,583

Schedule of weighted average remaining lease terms and discount rates for all operating leases
	As of March 31,	As of March 31,
	2022	2023
Remaining lease term and discount rate:	RMB	RMB
Weighted average remaining lease term (years)	4.56	3.61
Weighted average discount rate	7.03%	7.00%